6. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020
Related Party Transactions [Abstract]
Management fees	$ 24,500	$ 6,000	$ 11,200	$ 81,000	$ 29,700
Due to director	$ 0			$ 0	$ 1,358